GSK plc ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 97.2%
Health Care — 97.2%
GSK plc, ADR
(Cost $500,187) .......................................................................................................... 13,685 $ 590,644
Short-Term Investment
— 2.0%
Money Market Funds — 2.0%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $12,161) ........................................................................................................... 12,161 12,161
Total Investments — 99.2%
(Cost $512,348) 602,805
Assets in excess of Other Liabilities,
Net — 0.8% 4,558
Net Assets — 100% $ 607,363
_______________
(a)
Reflects the 7-day yield at September 30, 2025.
ADR: American Depositary Receipt
PLC: Public Limited Company
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 USD 547,155 GBP 406,423 $ — $ (5)
CIBC 10/01/25 GBP 406,423 USD 545,347 — (1,803)
CIBC 10/02/25 GBP 417,790 USD 562,454 1 —
Total Unrealized Appreciation/(Depreciation) $ 1
$ (1,808)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling